UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22884

                The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 2.1%, compared with a total return of 0.8% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 1.5%. The Fund’s NAV per share was $12.45, while the price of the publicly traded shares closed at $10.56 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)			Since
			Inception
	Quarter	1 Year	(06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	2.05%	2.22%	2.10%
Investment Total Return (c)	1.54	(0.19)	(6.95)
MSCI World SMID Cap Index	0.82	(3.65)	(1.23)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 77.1%
	Aerospace — 2.1%
9,000	Aerojet Rocketdyne Holdings Inc.†	$147,420
98,000	BBA Aviation plc	282,067
16,500	Kaman Corp.	704,385
3,000	Meggitt plc	17,519
100,000	Rolls-Royce Holdings plc	979,519

		2,130,910

	Automotive — 0.9%
4,200	Ferrari NV†	175,140
56,000	Navistar International Corp.†	701,120

		876,260

	Automotive: Parts and Accessories — 2.6%
10,500	Brembo SpA	543,035
57,000	Dana Holding Corp.	803,130
50,000	Federal-Mogul Holdings Corp.†	494,000
13,000	Modine Manufacturing Co.†	143,130
8,700	Visteon Corp.	692,433

		2,675,728

	Aviation: Parts and Services — 0.9%
12,900	B/E Aerospace Inc.	594,948
800	Curtiss-Wright Corp.	60,536
9,000	KLX Inc.†	289,260

		944,744

	Broadcasting — 0.5%
9,000	Beasley Broadcast Group Inc., Cl. A	31,590
8,000	Discovery Communications Inc., Cl. A†	229,040
6,000	Entravision Communications Corp., Cl. A	44,640
20,000	ITV plc	69,284
500	Liberty Broadband Corp., Cl. A†	29,080
1,603	Liberty Broadband Corp., Cl. C†	92,894

		496,528

	Business Services — 4.3%
3,000	Aramark	99,360
6,000	Ascent Capital Group Inc., Cl. A†	88,860
1,000	Core-Mark Holding Co. Inc.	81,560
19,000	Diebold Inc.	549,290
13,000	Fly Leasing Ltd., ADR	165,230
23,000	Havas SA	184,432
20,118	JC Decaux SA	880,668
11,000	Loomis AB, Cl. B	310,966
6,800	Macquarie Infrastructure Corp.	458,592
15,000	Recall Holdings Ltd.	86,237
4,000	Ströeer SE & Co KGaA	251,476
4,000	The Brink’s Co.	134,360
12,000	The Interpublic Group of Companies Inc.	275,400
17,552	TNT Express NV†	157,503

Shares		Market Value

35,000	USG People NV	$692,186

		4,416,120

	Cable and Satellite — 1.8%
2,000	AMC Networks Inc., Cl. A†	129,880
650	Cable One Inc.	284,135
15,000	Cablevision Systems Corp., Cl. A	495,000
2,400	Cogeco Communications Inc.	127,988
1,683	Liberty Global plc, Cl. A†	64,796
6,263	Liberty Global plc, Cl. C†	235,238
1,100	Liberty Global plc LiLAC, Cl. C†	41,668
30,000	Sky plc	441,214
7,000	Videocon d2h Ltd., ADR†	51,520

		1,871,439

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	96,980

	Computer Software and Services — 0.8%
13,000	Blucora Inc.†	67,080
11,000	Carbonite Inc.†	87,670
920	comScore Inc.†	27,637
10,000	EarthLink Holdings Corp.	56,700
5,000	EMC Corp.	133,250
37,000	Global Sources Ltd.†	299,700
7,000	Internap Corp.†	19,110
3,000	InterXion Holding NV†	103,740
2,600	Rocket Internet SE†	72,810

		867,697

	Consumer Products — 3.3%
1,200	Church & Dwight Co. Inc.	110,616
4,000	Coty Inc., Cl. A	111,320
200	dorma+kaba Holding AG, Cl. B	127,814
8,800	Edgewell Personal Care Co.	708,664
5,400	Energizer Holdings Inc.	218,754
19,600	Hunter Douglas NV	847,398
300	L’Oreal SA	53,749
24,000	Marine Products Corp.	182,160
10,000	Scandinavian Tobacco Group A/S†	160,647
6,000	Shiseido Co. Ltd.	133,920
20,000	Swedish Match AB	678,964

		3,334,006

	Consumer Services — 0.3%
1,700	Allegion plc	108,307
4,200	The ADT Corp.	173,292

		281,599

	Diversified Industrial — 2.2%
13,000	Ampco-Pittsburgh Corp.	180,830
1,500	Crane Co.	80,790
10,000	Griffon Corp.	154,500
2,000	Haynes International Inc.	73,000

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
22,000	Myers Industries Inc.	$282,920
5,500	Raven Industries Inc.	88,110
3,000	Smiths Group plc	46,362
4,000	Sulzer AG	397,275
36,000	Toray Industries Inc.	306,821
9,000	Tyco International plc	330,390
6,500	Wartsila OYJ Abp	294,153

		2,235,151

	Electronics — 1.0%
3,000	Agilent Technologies Inc.	119,550
7,000	Datalogic SpA	136,605
1,800	Dolby Laboratories Inc., Cl. A	78,228
20,000	Sony Corp., ADR	514,400
10,000	Sparton Corp.†	179,900

		1,028,683

	Energy and Utilities: Electric — 2.3%
30,200	Algonquin Power & Utilities Corp.	252,761
30,000	Cleco Corp.	1,656,300
5,000	El Paso Electric Co.	229,400
7,500	Fortis Inc.	235,091

		2,373,552

	Energy and Utilities: Integrated — 0.7%
14,000	Hawaiian Electric Industries Inc.	453,600
85,000	Hera SpA	253,991

		707,591

	Energy and Utilities: Natural Gas — 1.2%
300	AGL Resources Inc.	19,542
7,600	National Fuel Gas Co.	380,380
25,000	Questar Corp.	620,000
1,200	Southwest Gas Corp.	79,020
19,000	Whiting Petroleum Corp.†	151,620

		1,250,562

	Energy and Utilities: Services — 0.3%
5,000	Cameron International Corp.†	335,250

	Energy and Utilities: Water — 0.9%
60,600	Beijing Enterprises Water Group Ltd.	37,966
1,400	Consolidated Water Co. Ltd.	17,038
13,000	Mueller Water Products Inc., Cl. A	128,440
23,500	Severn Trent plc	733,426

		916,870

	Entertainment — 0.7%
10,093	Media General Inc.†	164,617
1,400	The Madison Square Garden Co, Cl. A†	232,904
13,000	Vivendi SA	273,370

		670,891

Shares		Market Value
	Environmental Services — 0.6%
19,500	Progressive Waste Solutions Ltd.	$605,085
6,000	Tomra Systems ASA	62,540

		667,625

	Equipment and Supplies — 1.3%
1,200	A.O. Smith Corp.	91,572
3,000	Graco Inc.	251,880
16,000	Interpump Group SpA	233,953
24,000	Mueller Industries Inc.	706,080

		1,283,485

	Financial Services — 5.6%
350	Alleghany Corp.†	173,670
200	Biglari Holdings Inc.†	74,342
1,000	Credit Acceptance Corp.†	181,550
8,000	FCB Financial Holdings Inc., Cl. A†	266,080
26,758	Fifth Street Finance Corp.	134,325
24,000	Flushing Financial Corp.	518,880
60,800	GAM Holding AG	878,914
1,000	Groupe Bruxelles Lambert SA	82,509
16,000	H&R Block Inc.	422,720
40,500	Kinnevik Investment AB, Cl. A	1,196,305
55,500	Kinnevik Investment AB, Cl. B	1,574,434
52,000	Resona Holdings Inc.	185,554

		5,689,283

	Food and Beverage — 17.1%
5,000	Britvic plc	51,023
280	Chocoladefabriken Lindt & Sprungli AG	1,735,531
45,000	Chr. Hansen Holding A/S	3,020,844
5,000	Coca-Cola Amatil Ltd.	33,881
2,000	Coca-Cola HBC AG	42,513
80,000	Cott Corp.	1,111,200
146,300	Davide Campari-Milano SpA	1,462,484
3,000	Dean Foods Co.	51,960
12,000	Greencore Group plc	64,631
1,000	Heineken Holding NV	78,037
4,000	International Flavors & Fragrances Inc.	455,080
36,000	ITO EN Ltd.	1,137,145
600	J & J Snack Foods Corp.	64,968
10,500	Kerry Group plc, Cl. A	979,256
40,200	Kikkoman Corp.	1,321,605
130,000	Maple Leaf Foods Inc.	2,717,613
9,500	Massimo Zanetti Beverage Group SpA†	75,995
135,000	Parmalat SpA	373,596
11,000	Post Holdings Inc.†	756,470
160,000	Premier Foods plc†	130,986
1,400	Remy Cointreau SA	106,289
1,500	SABMiller plc	91,690
1,600	Snyder’s-Lance Inc.	50,368
1,800	Symrise AG	120,845
400	The J.M. Smucker Co.	51,936

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
7,000	Treasury Wine Estates Ltd.	$51,727
600	TreeHouse Foods Inc.†	52,050
35,000	Tsingtao Brewery Co. Ltd., Cl. H	132,874
215,000	Vitasoy International Holdings Ltd.	401,323
17,000	Yakult Honsha Co. Ltd.	752,988

		17,476,908

	Health Care — 6.0%
60,000	AdCare Health Systems Inc.	139,200
6,000	Akorn Inc.†	141,180
25,000	Alere Inc.†	1,265,250
2,500	Amsurg Corp.†	186,500
388	Becton, Dickinson and Co.	58,906
40,000	BioScrip Inc.†	85,600
12,000	BioTelemetry Inc.†	140,160
8,000	Cardiovascular Systems Inc.†	82,960
2,177	Centene Corp.†	134,038
2,000	Charles River Laboratories International Inc.†	151,880
1,500	Chemed Corp.	203,175
4,000	Diplomat Pharmacy Inc.†	109,600
1,400	Draegerwerk AG & Co. KGaA	82,999
12,724	Endo International plc†	358,181
4,000	Gerresheimer AG	313,742
4,500	Greatbatch Inc.†	160,380
1,000	ICU Medical Inc.†	104,100
25,000	InfuSystems Holdings Inc.†	88,000
10,000	Innate Pharma SA†	138,483
8,000	Kindred Healthcare Inc.	98,800
1,000	Laboratory Corp. of America Holdings†	117,130
35,000	Lantheus Holdings Inc.†	66,150
3,500	Mallinckrodt plc†	214,480
4,000	Medivir AB, Cl. B†	27,838
4,500	Myriad Genetics Inc.†	168,435
20,000	NeoGenomics Inc.†	134,800
1,333	Nuvectra Corp.†	7,212
5,000	Orthofix International NV†	207,600
1,500	Patterson Companies Inc.	69,795
7,000	Quality Systems Inc.	106,680
5,000	Rhoen Klinikum AG	155,608
9,202	SurModics Inc.†	169,409
4,000	Team Health Holdings Inc.†	167,240
2,000	Tenet Healthcare Corp.†	57,860
1,250	The Cooper Companies Inc.	192,463
4,500	Trinity Biotech plc, ADR†	52,470
2,500	VCA Inc.†	144,225
1,000	Zoetis Inc.	44,330

		6,146,859

	Hotels and Gaming — 1.8%
1,819	International Game Technology plc	33,197
856,250	Mandarin Oriental International Ltd.	1,164,500

Shares		Market Value

7,000	Ryman Hospitality Properties Inc.	$360,360
225,000	The Hongkong & Shanghai Hotels Ltd.	238,709

		1,796,766

	Machinery — 1.0%
3,300	Astec Industries Inc.	154,011
300	Bucher Industries AG	72,914
28,000	CNH Industrial NV	190,371
18,000	CNH Industrial NV, New York	121,680
11,000	Xylem Inc.	449,900

		988,876

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	186,920

	Metals and Mining — 0.1%
10,000	Alcoa Inc.	95,800

	Publishing — 2.2%
1,250	Graham Holdings Co., Cl. B	600,000
121,365	Journal Media Group Inc.	1,451,525
2,000	Meredith Corp.	95,000
6,000	News Corp., Cl. B	79,500
3,623	The E.W. Scripps Co., Cl. A	56,483

		2,282,508

	Real Estate — 0.1%
3,000	Forest City Realty Trust Inc., Cl. A	63,270
2,700	Griffin Industrial Realty Inc.	66,312

		129,582

	Retail — 2.6%
800	AutoNation Inc.†	37,344
8,000	CST Brands Inc.	306,320
1,500	FTD Companies Inc.†	39,375
1,900	Groupe Fnac†	119,365
85,000	Hertz Global Holdings Inc.†	895,050
3,000	Kohl’s Corp.	139,830
1,200	Murphy USA Inc.†	73,740
500	Outerwall Inc.	18,495
3,800	Penske Automotive Group Inc.	144,020
40,000	RONA Inc.	729,009
2,000	Sally Beauty Holdings Inc.†	64,760
3,000	United Natural Foods Inc.†	120,900

		2,688,208

	Specialty Chemicals — 5.8%
14,000	Airgas Inc.	1,982,960
6,500	Ashland Inc.	714,740
44,500	Chemtura Corp.†	1,174,800
6,000	H.B. Fuller Co.	254,700
18,000	Huntsman Corp.	239,400
1,500	Sensient Technologies Corp.	95,190
5,000	SGL Carbon SE†	51,393

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
13,000	The Valspar Corp.	$1,391,260

		5,904,443

	Telecommunications — 0.9%
10,500	Gogo Inc.†	115,605
6,000	Harris Corp.	467,160
6,000	Hellenic Telecommunications Organization SA, ADR	26,100
2,800	Loral Space & Communications Inc.†	98,364
100,000	Pharol SGPS SA†	15,248
33,000	Telekom Austria AG	203,037

		925,514

	Transportation — 0.3%
7,000	GATX Corp.	332,500

	Wireless Communications — 4.6%
2,555,000	Cable & Wireless Communications plc	2,827,432
31,100	Millicom International Cellular SA, SDR	1,699,759
3,000	United States Cellular Corp.†	137,070

		4,664,261

	TOTAL COMMON STOCKS	78,770,099

	PREFERRED STOCKS — 0.4%
	Financial Services — 0.2%
10,000	The Phoenix Companies Inc., 7.450%	180,800

	Health Care — 0.2%
11,000	AdCare Health Systems Inc., 10.875%, Ser. A	238,150

	TOTAL PREFERRED STOCKS	418,950

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR, expire 12/31/19†	13,320
28,000	Prosensa Holding, CVR, expire 12/31/49†	27,720

	TOTAL RIGHTS	41,040

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 22.5%
$22,979,000	U.S. Treasury Bills, 0.025% to 0.511%††, 04/07/16 to 09/29/16	$22,961,852

	TOTAL INVESTMENTS — 100.0% (Cost $100,263,256)	$102,191,941

	Aggregate tax cost	$100,882,771
	Gross unrealized appreciation	$4,641,869
	Gross unrealized depreciation	(3,332,699)
	Net unrealized appreciation/depreciation	$1,309,170

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	64.5%	$65,938,817
Europe	27.6	28,164,989
Japan	4.2	4,352,433
Latin America	2.7	2,739,432
Asia/Pacific	1.0	996,270

Total Investments	100.0%	$102,191,941

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Health care	$ 6,146,859	—	—	$ 6,146,859
Other Industries (a)	72,623,240	—	—	72,623,240

Total Common Stocks	78,770,099	—	—	78,770,099

Preferred Stocks (a)	418,950	—	—	418,950
Rights (a)	—	—	$41,040	41,040
U.S. Government Obligations	—	$22,961,852	—	22,961,852

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$79,189,049	$22,961,852	$41,040	$102,191,941

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016 the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman &

Chief Executive Officer,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

Kevin V. Dreyer	INVESTMENT ADVISER

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

*  Print the name and title of each signing officer under his or her signature.